T. ROWE PRICE Equity Income Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION
SERVICES  6.2%
Diversified Telecommunication
Services  0.1%
Verizon Communications  26,018 1,144
1,144
Entertainment  1.0%
Walt Disney  70,319 8,052
8,052
Interactive Media & Services  3.5%
Alphabet, Class A  54,204 13,177
Alphabet, Class C  42,062 10,244
Meta Platforms, Class A  6,929 5,089
28,510
Media  1.5%
Comcast, Class A  128,750 4,046
News, Class A  252,757 7,762
11,808
Wireless Telecommunication
Services  0.1%
T-Mobile U.S.  4,392 1,051
1,051
Total Communication Services 50,565
CONSUMER
DISCRETIONARY  4.2%
Broadline Retail  1.5%
Amazon.com (1) 56,746 12,460
12,460
Hotels, Restaurants &
Leisure  1.3%
Las Vegas Sands  191,575 10,305
10,305
Leisure Products  0.4%
Mattel (1) 170,920 2,877
2,877
Specialty Retail  1.0%
Home Depot  19,240 7,796
7,796
Total Consumer Discretionary 33,438
CONSUMER STAPLES  8.0%
Beverages  0.1%
Keurig Dr Pepper  24,300 620
620
Consumer Staples Distribution &
Retail  0.8%
Dollar General  19,372 2,002
Walmart  42,541 4,384
6,386
Shares $ Value
(Cost and value in $000s)
‡
Food Products  1.0%
Conagra Brands  104,857 1,920
Tyson Foods, Class A  113,288 6,151
8,071
Household Products  3.8%
Colgate-Palmolive  113,704 9,090
Kimberly-Clark  103,486 12,867
Procter & Gamble  58,895 9,049
31,006
Personal Care Products  1.0%
Kenvue  508,983 8,261
8,261
Tobacco  1.3%
Philip Morris International  62,941 10,209
10,209
Total Consumer Staples 64,553
ENERGY  8.7%
Energy Equipment &
Services  0.6%
Schlumberger  150,068 5,158
5,158
Oil, Gas & Consumable
Fuels  8.1%
Chevron  38,306 5,948
ConocoPhillips  115,198 10,897
EOG Resources  26,238 2,942
EQT  62,028 3,376
Expand Energy  47,248 5,020
Exxon Mobil  88,836 10,016
Phillips 66  29,091 3,957
South Bow (CAD)  110,600 3,129
TC Energy  68,388 3,721
TotalEnergies (EUR)  175,094 10,665
TotalEnergies, ADR  31,412 1,875
Williams  70,623 4,474
66,020
Total Energy 71,178
FINANCIALS  22.5%
Banks  10.1%
Bank of America  231,556 11,946
Citigroup  155,867 15,821
Fifth Third Bancorp  182,404 8,126
Huntington Bancshares  495,128 8,551
JPMorgan Chase  49,727 15,685
U.S. Bancorp  188,855 9,127
Wells Fargo  150,415 12,608
81,864
Capital Markets  2.6%
Charles Schwab  161,794 15,447
Morgan Stanley  8,934 1,420

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
State Street  37,009 4,293
21,160
Financial Services  2.6%
Apollo Global Management  14,597 1,945
Corebridge Financial  100,199 3,211
Equitable Holdings  202,949 10,306
Fiserv (1) 36,137 4,659
Global Payments  12,284 1,021
21,142
Insurance  7.2%
Allstate  25,632 5,502
American International Group  120,048 9,429
Chubb  35,534 10,029
Hartford Insurance Group  54,734 7,301
Loews  86,375 8,671
MetLife  210,309 17,323
58,255
Total Financials 182,421
HEALTH CARE  12.9%
Biotechnology  0.3%
Biogen (1) 14,635 2,050
2,050
Health Care Equipment &
Supplies  3.7%
Becton Dickinson & Company  61,815 11,570
Medtronic  76,910 7,325
Zimmer Biomet Holdings  115,900 11,416
30,311
Health Care Providers &
Services  4.8%
Cardinal Health  2,465 387
Cigna Group  25,919 7,471
CVS Health  149,645 11,282
Elevance Health  34,976 11,302
Humana  4,624 1,203
UnitedHealth Group  21,090 7,282
38,927
Life Sciences Tools &
Services  0.5%
Thermo Fisher Scientific  8,360 4,055
4,055
Pharmaceuticals  3.6%
AstraZeneca, ADR  67,336 5,166
Bristol-Myers Squibb  73,208 3,302
Johnson & Johnson  18,903 3,505
Merck  73,279 6,150
Sanofi (EUR)  35,655 3,376
Sanofi, ADR  37,737 1,781
Viatris  615,441 6,093
29,373
Total Health Care 104,716
Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  13.1%
Aerospace & Defense  4.4%
Boeing (1) 51,474 11,110
General Electric  33,403 10,048
L3Harris Technologies  47,776 14,591
35,749
Air Freight & Logistics  0.6%
United Parcel Service, Class B  60,946 5,091
5,091
Electrical Equipment  0.7%
Rockwell Automation  16,592 5,799
5,799
Ground Transportation  1.9%
CSX  228,140 8,101
Norfolk Southern  5,558 1,670
Union Pacific  22,032 5,208
14,979
Industrial Conglomerates  1.5%
3M  11,136 1,728
Siemens (EUR)  39,508 10,666
12,394
Machinery  3.0%
AGCO  33,942 3,634
Cummins  10,258 4,333
Dover  9,302 1,552
Fortive  108,335 5,307
Stanley Black & Decker  132,409 9,842
24,668
Passenger Airlines  1.0%
Southwest Airlines  249,749 7,969
7,969
Total Industrials & Business Services 106,649
INFORMATION
TECHNOLOGY  9.3%
Electronic Equipment,
Instruments & Components  0.5%
Ralliant  52,364 2,290
TE Connectivity  6,185 1,358
3,648
IT Services  0.7%
Accenture, Class A  21,619 5,331
5,331
Semiconductors & Semiconductor
Equipment  4.8%
Advanced Micro Devices (1) 26,241 4,246
Applied Materials  28,163 5,766
Intel (1) 134,172 4,501
QUALCOMM  99,662 16,580
Texas Instruments  40,546 7,449
38,542

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Software  2.2%
Adobe (1) 1,949 687
Microsoft  16,507 8,550
Salesforce  35,591 8,435
17,672
Technology Hardware, Storage &
Peripherals  1.1%
Samsung Electronics (KRW)  151,356 9,074
9,074
Total Information Technology 74,267
MATERIALS  3.0%
Chemicals  1.2%
CF Industries Holdings  109,839 9,853
9,853
Containers & Packaging  1.4%
Avery Dennison  8,295 1,345
International Paper  219,832 10,200
11,545
Paper & Forest Products  0.4%
West Fraser Timber  41,549 2,825
2,825
Total Materials 24,223
REAL ESTATE  3.6%
Industrial Real Estate Investment
Trusts  0.6%
Rexford Industrial Realty, REIT  123,884 5,093
5,093
Residential Real Estate
Investment Trusts  1.5%
Equity Residential, REIT  168,009 10,875
Sun Communities, REIT  11,052 1,426
12,301
Specialized Real Estate
Investment Trusts  1.5%
Rayonier, REIT  182,469 4,843
Weyerhaeuser, REIT  309,379 7,669
12,512
Total Real Estate 29,906
UTILITIES  6.1%
Electric Utilities  3.4%
NextEra Energy  83,969 6,339
PG&E  33,100 499
Southern  180,316 17,088
Xcel Energy  44,065 3,554
27,480
Multi-Utilities  2.7%
Ameren  93,625 9,773
Dominion Energy  71,119 4,350
Shares $ Value
(Cost and value in $000s)
‡
Sempra  86,346 7,769
21,892
Total Utilities 49,372
Total Miscellaneous Common
Stocks  0.1% (2) 422
Total Common Stocks (Cost
$563,591) 791,710
CONVERTIBLE PREFERRED STOCKS  0.5%
INDUSTRIALS & BUSINESS
SERVICES  0.5%
Aerospace & Defense  0.5%
Boeing, 6.00%, 10/15/27  57,538 4,003
Total Industrials & Business Services 4,003
Total Convertible Preferred Stocks
(Cost $3,007) 4,003
PREFERRED STOCKS  0.4%
CONSUMER
DISCRETIONARY  0.4%
Automobiles  0.4%
Volkswagen (EUR)  32,192 3,489
Total Consumer Discretionary 3,489
Total Preferred Stocks (Cost
$4,496) 3,489
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Government Reserve
Fund, 4.16% (3)(4) 10,246,676 10,247
Total Short-Term Investments
(Cost $10,247) 10,247
Total Investments in
Securities  99.9%
(Cost $581,341) $ 809,449
Other Assets Less Liabilities 0.1% 882
Net Assets 100.0% $ 810,331

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ — # $ — $ 236 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 8,960 ¤ ¤ $ 10,247 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $236 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,247.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Equity Income Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E300-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 754,800 $ 36,910 $ — $ 791,710
Convertible Preferred Stocks 4,003 — — 4,003
Preferred Stocks — 3,489 — 3,489
Short-Term Investments 10,247 — — 10,247
Total $ 769,050 $ 40,399 $ — $ 809,449